Equity Capital Structure	6 Months Ended
Jun. 30, 2023
Equity Capital Structure [Abstract]
Equity Capital Structure
7.	Equity Capital Structure:

Under Toro’s Articles of Incorporation, Toro’s authorized capital stock consists of 3,900,000,000 shares, par value $0.001 per share and 100,000,000 preferred shares, par value $0.001 per share. On the completion of the Spin-Off on March 7, 2023 (Note 1), Toro issued (i) 9,461,009 common shares, par value $0.001 per share, to Castor’s common shareholders of record as of February 22, 2023, (ii) 140,000 1.00% Series A fixed Preferred Shares, having a stated amount of $1,000 per share and a par value of $0.001 per share, to Castor (Note 8) and (iii) 40,000 Series B preferred shares, par value $0.001 per share, to Pelagos Holdings Corp, a company controlled by our Chairman and Chief Executive Officer.

Each Series B preferred share has the voting power of 100,000 common shares and counts for 100,000 votes for purposes of determining quorum at a meeting of shareholders, subject to adjustment to maintain a substantially identical voting interest in Toro. Upon any liquidation, dissolution or winding up of the Company, the Series B preferred shares shall have the same liquidation rights as and pari passu with the common shares up to their par value of $0.001 per share and, thereafter, the Series B preferred shares have no right to participate further in the liquidation, dissolution or winding up of the Company.

Private Placement of Common Shares

On April 17, 2023, Toro entered into a subscription agreement (the “Subscription Agreement”) with Pani Corp., a company controlled by Toro’s Chairman and Chief Executive Officer, pursuant to which Toro issued and sold, and Pani Corp. purchased, 8,500,000 common shares, par value $0.001 per share, at a purchase price of $2.29 per share, for gross proceeds of $19,465,000, less issuance costs of $817,764. The 8,500,000 common shares were issued on April 19, 2023 in a private placement pursuant to Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder.

As of June 30, 2023, Toro had 17,961,009 common shares issued and outstanding.